3. MATERIAL ACCOUNTING POLICY INFORMATION: d) Foreign currencies (Policies)	12 Months Ended
Dec. 31, 2023
Policies
d) Foreign currencies

d)Foreign currencies

The Company assesses functional currency on an entity by entity basis based on the related fact pattern; however, the presentation currency used in these consolidated financial statements is determined at management’s discretion.

The currency of the parent company, and the presentation currency applicable to these consolidated financial statements, is the Canadian dollar.

Transactions in currencies other than the functional currency are recorded at the rates of the exchange prevailing on dates of transactions. At each financial position reporting date, monetary assets and liabilities that are denominated in foreign currencies are translated at the rates prevailing at each reporting date. Non-monetary items denominated in foreign currencies that are measured at fair value are retranslated to the functional currency at the exchange rate at the date the fair value was determined. Non-monetary items that are measured in terms of historical cost in a foreign currency are not retranslated.

The Company has determined that the functional currency of its wholly-owned subsidiaries in Europe is the Euro. Exchange differences arising from the translation of the subsidiaries’ functional currencies into the Company’s presentation currency are taken directly to the exchange reserve.